Operating Lease Right-of-use (ROU) Assets and Operating Lease Liabilities	6 Months Ended
Nov. 30, 2020
Leases [Abstract]
Operating Lease Right-of-use ("ROU") Assets and Operating Lease Liabilities

NOTE 6 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. The Company entered various lease agreements. These leases require the Company to pay a monthly base rent plus a pro rata share of operating expenses beginning 2019 until 2025. The Company recorded right-of-use assets and lease liabilities in aggregate amount of $1,575,265 as of November 30, 2020.

For the six months ended November 30, 2020, lease costs amounted to $83,042 which included base lease costs of $74,452 and common area and other expenses of $8,589, all of which were expensed during the period and included in general and administrative expenses on the accompanying unaudited condensed consolidated statements of operations.

The significant assumption used to determine the present value of the lease liability was a discount rate of 10% which was based on the Company’s estimated incremental borrowing rate.

Right-of-use asset (“ROU”) is summarized below:

November 30, 2020
Operating leases	$1,575,265
Less accumulated reduction	(254,420)
Balance of ROU asset as of November 30, 2020	$1,320,845

Operating lease liability related to the ROU asset is summarized below:

November 30, 2020
Operating leases	$1,575,265
Total lease liabilities	1,575,265
Reduction of lease liability	(251,921)
Total	1,323,344
Less: short term portion as of November 30, 2020	(281,088)
Long term portion as of November 30, 2020	$1,042,256

Future base lease payments under the non-cancelable operating lease at November 30, 2020 are as follows:

Years Ending May 31,	Amount
2021	$203,709
2022	407,278
2023	391,832
2024	373,870
2025	330,017
2026	110,000
Total minimum non-cancelable operating lease payments	1,816,706
Less: discount to fair value	(493,362)
Total lease liability at November 30, 2020	$1,323,344